FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-5047


                          Tax-Free Fund of Colorado
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)


		Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

	Registrant's Telephone Number, including Area Code: (212) 697-6666

                   Date of fiscal year end: December 31, 2007

                  Date of reporting period: March 31, 2008




Item 1. Schedule of Investments.


                            TAX FREE FUND OF COLORADO
                             SCHEDULE OF INVESTMENTS
                                 March 31, 2008
                                   (unaudited)
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                                                                                     Rating
Principal                                                                            Moody's/
  Amount             General Obligation Bonds (30.6%)                                  S&P               Value   (a)
------------ ----------------------------------------------------------------------------------- ------------------ -

             City & County (1.0%)
             --------------------------------------------------------------------

             Denver, Colorado City & County Art Museum
  2,000,000  5.000%, 08/01/15                                                       Aa1/AA+         $    2,131,820

                                                                                                 ------------------
             Total City & County                                                                         2,131,820
                                                                                                 ------------------

             Metropolitan District (7.5%)
             --------------------------------------------------------------------

             Arapahoe, Colorado Park & Recreation District
  1,070,000  5.000%, 12/01/17 FGIC Insured                                           A3/NR               1,113,185

             Aspen Grove Business Improvement District, Colorado Refunding
  1,150,000  4.750%, 12/01/21Radian Insured                                          NR/AA               1,120,606

             Fiddlers Business Improvement District Greenwood Village,
             Colorado Refunding & Capital
             Improvement-Sr. Lien-Series 1
  1,000,000  5.000%, 12/01/22 ACA Insured                                            NR/NR*                872,340

             Foothills, Colorado Park & Recreational District
  1,310,000  5.000%, 12/01/12 FSA Insured                                            Aaa/NR              1,407,215
  1,325,000  5.000%, 12/01/13 FSA Insured                                            Aaa/NR              1,416,187

             Fraser Vy Metropolitan Recreational District, Colorado
  1,375,000  5.000%, 12/01/25                                                         NR/A               1,355,874

             Highlands Ranch, Colorado Metropolitan District #1, Refunding
  1,000,000  5.750%, 09/01/08 AMBAC Insured                                         Aaa/AAA              1,016,290
  1,730,000  5.750%, 09/01/09 AMBAC Insured                                         Aaa/AAA              1,810,393

             Hyland Hills Metro Park & Recreation District, Colorado
             Special Revenue Refunding &
             Improvement
  1,275,000  4.375%, 12/15/26 ACA Insured                                            NR/NR*                986,391

             Lincoln Park, Colorado Metropolitan District, Refunding
             & Improvement
  1,535,000  5.625%, 12/01/20                                                       NR/BBB-              1,543,396

             North Metro Fire Rescue District, Colorado
  1,200,000  4.625%, 12/01/20 AMBAC Insured                                         Aaa/AAA              1,249,920

             South Suburban, Colorado Park & Recreational District
  1,365,000  5.125%, 12/15/09 FGIC Insured                                           Aa3/A               1,390,812

                                                                                                 ------------------
             Total Metropolitan District                                                                15,282,609
                                                                                                 ------------------

             School Districts (22.1%)
             --------------------------------------------------------------------

             Adams County, Colorado School District #12 (Adams 12 Five
             Star Schools)
  1,170,000  5.000%, 12/15/12 MBIA Insured                                          Aaa/AAA              1,251,315
    830,000  5.000%, 12/15/12 MBIA Insured Pre-Refunded                             Aaa/AAA                901,339

             Arapahoe County, Colorado Cherry Creek School District #5
  1,000,000  5.500%, 12/15/08                                                        Aa2/AA              1,026,660
  2,760,000  5.500%, 12/15/11 Pre-Refunded                                           Aa2/AA              2,919,142
  2,750,000  5.500%, 12/15/12 Pre-Refunded                                           Aa2/AA              2,908,565

      Clear Creek, Colorado School District
  1,000,000  5.000%, 12/01/16 FSA Insured                                           Aaa/AAA              1,063,070

             Denver, Colorado City & County School District #1
             Series A Refunding
  1,000,000  5.600%, 06/01/08                                                       Aa3/AA-              1,006,300

             Douglas & Elbert Counties, Colorado School District
             # Re-1, Series 1992
  2,000,000  5.250%, 12/15/11 FGIC Insured Pre-Refunded                             Aa2/AA-              2,108,740

             El Paso County, Colorado School District #11 Colorado Springs
  1,330,000  6.250%, 12/01/08                                                       Aa3/AA-              1,368,144

             El Paso County, Colorado School District #20
  1,000,000  6.150%, 12/15/08 MBIA Insured                                          Aaa/AAA              1,030,450
  1,500,000  5.000%, 12/15/14 FGIC Insured                                           Aa3/NR              1,611,465

             El Paso County, Colorado School District #38
  1,110,000  5.700%, 12/01/12 Pre-Refunded                                           Aa3/NR              1,206,237

             El Paso County, Colorado School District #49
  1,500,000  5.500%, 12/01/13 FSA Insured Pre-Refunded                              Aaa/AAA              1,658,400
  1,000,000  5.250%, 12/01/14 FGIC Insured Pre-Refunded                             Aa3/AA-              1,093,770

             Garfield County, Colorado School District
  1,250,000  5.000%, 12/01/17 FSA Insured                                            Aaa/NR              1,319,475

             Jefferson County, Colorado School District # R-1
  3,000,000  5.500%, 12/15/09 FGIC Insured Pre-Refunded                             Aa3/AA-              3,108,570
  2,340,000  5.250%, 12/15/11 FGIC Insured Pre-Refunded                             Aa3/AA-              2,420,613
  1,000,000  5.500%, 12/15/13 FGIC Insured Pre-Refunded                             Aa3/AA-              1,036,190

             La Plata County, Colorado School District #9
  1,500,000  5.000%, 11/01/18 MBIA Insured Pre-Refunded                              Aaa/NR              1,638,135

             Larimer County, Colorado School District #R1 Poudre
             Series A Refunding
  2,100,000  5.250%, 12/15/11                                                        Aa3/NR              2,137,233

             Pueblo County, Colorado School District #70
  1,000,000  5.000%, 12/01/15 FGIC Insured                                           A2/AA-              1,047,570
  3,440,000  5.000%, 12/01/16 FGIC Insured                                           A2/AA-              3,583,276

             Teller County, Colorado School District #2 Woodland Park
  1,265,000  5.000%, 12/01/17 MBIA Insured                                          Aaa/AAA              1,365,896

             Weld and Adams Counties, Colorado School District #3J
  1,000,000  5.500%, 12/15/10 AMBAC Insured Pre-Refunded                            Aaa/AAA              1,058,530

             Weld County, Colorado School District #2
  1,315,000  5.000%, 12/01/15 FSA Insured                                           Aaa/AAA              1,410,798

             Weld County, Colorado School District #6
  1,195,000  5.000%, 12/01/15 FSA Insured Pre-Refunded                              Aaa/AAA              1,296,683

             Weld County, Colorado School District #8
  1,115,000  5.000%, 12/01/15 FSA Insured Pre-Refunded                              Aaa/AAA              1,219,409
  1,385,000  5.250%, 12/01/17 FSA Insured Pre-Refunded                              Aaa/AAA              1,529,705

                                                                                                 ------------------
             Total School Districts                                                                     45,325,680
                                                                                                 ------------------

             Total General Obligation Bonds                                                             62,740,109
                                                                                                 ------------------

             Revenue Bonds (67.5%)
             --------------------------------------------------------------------

             Electric (2.0%)
             --------------------------------------------------------------------

             Colorado Springs, Colorado Utilities Revenue
  1,660,000  5.000%, 11/15/17                                                        Aa2/AA              1,754,354

             Colorado Springs, Colorado Utilities Revenue Subordinated
             Lien Improvement Series A
  1,000,000  5.000%, 11/15/17                                                        Aa2/AA              1,065,350

             Colorado Springs, Colorado Utilities Revenue Subordinated
             Lien Improvement Series B
  1,160,000  5.000%, 11/15/23                                                        Aa2/AA              1,194,150

                                                                                                 ------------------
             Total Electric                                                                              4,013,854
                                                                                                 ------------------

             Higher Education (12.1%)
             --------------------------------------------------------------------

             Boulder, Colorado Development Revenue UCAR
  1,760,000  5.000%, 09/01/16 MBIA Insured                                          Aaa/AAA              1,864,773

             Boulder County, Colorado Development Revenue UCAR
  1,880,000  5.000%, 09/01/27 MBIA Insured                                          Aaa/AAA              1,896,187

             Colorado Educational & Cultural Facility Authority, Johnson & Wales
    860,000  5.000%, 04/01/18 XLCA Insured                                           A3/A-                 885,628

             Colorado Educational & Cultural Facility Authority,
             Regis University Project
  1,695,000  5.000%, 06/01/24 Radian Insured                                         Aa3/AA              1,613,877

             Colorado Educational & Cultural Facility Authority,
             University of Colorado Foundation
             Project
  2,110,000  5.000%, 07/01/17 AMBAC Insured                                         Aaa/AAA              2,295,342
  1,865,000  5.375%, 07/01/18 AMBAC Insured                                         Aaa/AAA              2,056,629

             Colorado Mountain Jr. College District Student Housing
             Facilities Enterprise Revenue
  1,000,000  4.500%, 06/01/18 MBIA Insured                                          Aaa/AAA              1,021,660

             Colorado State Board of Governors University Enterprise
             System, Series A, Refunding and
             Improvement
    425,000  5.000%, 03/01/13 Prerefunded, ETM                                       Aaa/NR                464,755

             Colorado State Board of Governors University Enterprise
             System, Series A, Refunding and
             Improvement
  1,105,000  5.000%, 03/01/17 AMBAC Insured                                          Aaa/NR              1,166,902

             Colorado State Board of Governors University Enterprise
             System, Series B
  1,360,000  5.000%, 03/01/23 FGIC Insured                                           A1/NR               1,408,117

             Colorado State Board of Governors University Enterprise
             System, Series B
  1,205,000  5.000%, 03/01/24 FGIC Insured                                           A1/NR               1,239,680

             University of Colorado Enterprise System
  1,000,000  5.000%, 06/01/11                                                       Aa3/AA-              1,069,520
  2,325,000  5.000%, 06/01/15 AMBAC Insured Pre-Refunded                            Aaa/AAA              2,525,462
  1,735,000  5.000%, 06/01/16 Pre-Refunded                                          Aa3/AA-              1,904,926
  1,000,000  5.250%, 06/01/17 FGIC Insured Pre-Refunded                             Aa3/AA-              1,109,830

             University of Northern Colorado Auxiliary Facilities
    875,000  5.750%, 06/01/08 MBIA Insured, Pre-Refunded                            Aaa/AAA                880,644
  1,390,000  5.000%, 06/01/15 AMBAC Insured                                         Aaa/AAA              1,447,588

                                                                                                 ------------------
             Total Higher Education                                                                     24,851,520
                                                                                                 ------------------

             Hospital (7.8%)
             --------------------------------------------------------------------

             Colorado Health Facility Authority Hospital Revenue,
             Catholic Health Initiatives Series A
  1,000,000  5.375%, 12/01/09                                                        Aa2/AA              1,015,740

             Colorado Health Facility Authority Hospital Revenue,
             Poudre Valley Health Care Series F
             Refunding
  2,800,000  5.000%, 03/01/25                                                      Baa1/BBB+             2,583,196

             Colorado Health Facility Authority Hospital Revenue,
             Sisters of Charity - Health Care
  1,000,000  6.250%, 05/15/09 AMBAC Insured, Pre-Refunded                           Aaa/AAA              1,044,630

             Colorado Health Facility Authority Hospital Revenue,
             Sisters of Charity - Leavenworth
  1,000,000  5.500%, 12/01/08 MBIA Insured                                          Aaa/AAA              1,014,730
  1,500,000  5.250%, 12/01/10 MBIA Insured                                          Aaa/AAA              1,521,030

             Colorado Health Facility Authority Revenue,
             Catholic Health Initiatives-A
  1,500,000  5.000%, 09/01/21                                                        Aa2/AA              1,540,350

             Colorado Health Facility Authority Revenue,
             Evangelical Lutheran Project
  1,000,000  5.250%, 06/01/21                                                        A3/A-               1,020,550

             Colorado Health Facility Authority Revenue, Evangelical
             Lutheran Project Refunding
  2,000,000  5.250%, 06/01/24                                                        A3/A-               2,006,440

             Denver, Colorado Health & Hospital Authority Healthcare,
             Revenue Series A Refunding,
  2,000,000  5.000%, 12/01/18                                                        NR/BBB              1,961,020
  1,230,000  5.000%, 12/01/20                                                        NR/BBB              1,180,849

             Park Hospital District Larimer County, Colorado
             Limited Tax Revenue
  1,010,000  4.500%, 01/01/21 Assured Guaranty Insured                              Aaa/AAA              1,023,130

                                                                                                 ------------------
             Total Hospital                                                                             15,911,665
                                                                                                 ------------------

             Housing (0.4%)
             --------------------------------------------------------------------

      Colorado Housing & Finance Authority
    385,000  6.050%, 10/01/16 Series 1999A3                                          Aa2/NR                390,806
     10,000  6.125%, 11/01/23 Series 1998D3                                          Aa2/NR                 10,066

             Colorado Housing & Finance Authority, Single Family
             Program Refunding
    165,000  5.000%, 08/01/13 Series 2001 Series B                                   A1/A+                 164,952

             Colorado Housing Finance Authority, Single Family Mortgage
     15,000  5.625%, 06/01/10 Series 1995D                                           Aaa/NR                 15,158
     10,000  5.750%, 11/01/10 Series 1996A                                           Aaa/NR                 10,027

             Colorado Housing Finance Authority, Single Family Mortgage
     35,000  5.700%, 10/01/22 Series 2000C3                                          Aa2/AA                 35,238

             Colorado Housing Finance Authority, Single Family Mortgage
             Subordinated
     90,000  5.400%, 10/01/12 Series 2000D                                           A1/A+                  90,975

             Denver, Colorado Single Family Mortgage Revenue
     95,000  5.000%, 11/01/15 GNMA Insured                                           NR/AAA                 95,727

                                                                                                 ------------------

             Total Housing                                                                                 812,949
                                                                                                 ------------------

             Lease (11.5%)
             --------------------------------------------------------------------

             Adams 12 Five Star Schools COP
  1,770,000  4.625%, 12/01/24                                                        A1/A+               1,684,155

             Aurora, Colorado COP
  2,105,000  5.250%, 12/01/13 AMBAC Insured Pre-Refunded                            Aaa/AAA              2,266,033

             Broomfield, Colorado COP
  2,500,000  5.100%, 12/01/12 AMBAC Insured                                          Aaa/NR              2,639,775

             Colorado Educational & Cultural Facilities Authority
             Revenue, Ave Maria School Project
             Refunding
  1,000,000  4.850%, 12/01/25 Radian Insured                                         Aa3/AA                920,010

             Denver, Colorado City and County COP (Roslyn Fire)
  1,835,000  5.000%, 12/01/15                                                        Aa2/AA              1,937,778

             El Paso County, Colorado COP
  1,100,000  5.250%, 12/01/09 MBIA Insured                                          Aaa/AAA              1,150,160

             El Paso County, Colorado COP (Judicial Building)
  1,760,000  5.000%, 12/01/16 AMBAC Insured Pre-Refunded                            Aaa/AAA              1,904,813

             El Paso County, Colorado COP (Pikes Peak Regional
             Development Authority)
  1,925,000  5.000%, 12/01/18 AMBAC Insured                                         Aaa/AAA              2,043,580

             Fort Collins, Colorado Lease COP Series A
  3,020,000  4.750%, 06/01/18 AMBAC Insured                                          Aaa/NR              3,145,813

             Fremont County, Colorado COP Refunding & Improvement Series A
  2,075,000  5.000%, 12/15/18 MBIA Insured                                          Aaa/AAA              2,187,278

             Lakewood, Colorado COP
  1,440,000  5.200%, 12/01/13 AMBAC Insured Pre-Refunded                            Aaa/AAA              1,548,317

             Northern Colorado Water Conservancy District COP
  1,000,000  5.000%, 10/01/15 MBIA Insured                                          Aaa/AAA              1,064,020

             Westminster, Colorado COP
  1,055,000  5.350%, 09/01/11 MBIA Insured Pre-Refunded                             Aaa/AAA              1,114,481

                                                                                                 ------------------
             Total Lease                                                                                23,606,213
                                                                                                 ------------------

             Sales Tax (14.3%)
             --------------------------------------------------------------------

             Boulder, Colorado
  1,045,000  5.250%, 08/15/10 AMBAC Insured                                         Aaa/AAA              1,084,919

             Boulder, Colorado Open Space Acquisition
  1,250,000  5.500%, 08/15/12                                                       Aa1/AA+              1,343,388

             Boulder, Colorado Open Space Capital Improvement
  3,065,000  5.000%, 07/15/16 MBIA Insured                                          Aaa/AAA              3,243,751
  1,630,000  5.000%, 07/15/17 MBIA Insured                                          Aaa/AAA              1,713,798

             Boulder, Colorado Sales & Use Tax Open Space Series A
  1,000,000  5.450%, 12/15/12 FGIC Insured Pre-Refunded                              A3/AA-              1,066,490

             Colorado Springs, Colorado Sales & Use Tax Revenue Service Sales
  1,320,000  5.000%, 12/01/12                                                        A1/AA+              1,364,365

             Denver, Colorado City & County Excise Tax Revenue
  2,000,000  5.375%, 09/01/10 FSA Insured                                           Aaa/AAA              2,080,040
  1,000,000  5.000%, 09/01/11 FSA Insured Pre-Refunded                              Aaa/AAA              1,069,750
  2,260,000  5.000%, 09/01/12 FSA Insured Pre-Refunded                              Aaa/AAA              2,417,635

             Douglas County, Colorado Sales & Use Tax Open Space Revenue
  1,780,000  5.500%, 10/15/12 FSA Insured                                           Aaa/AAA              1,904,386

        Golden, Colorado Sales & Use Tax
  1,265,000  5.000%, 12/01/12 AMBAC Insured                                         Aaa/AAA              1,347,529

             Jefferson County, Colorado Open Space Sales Tax
  1,245,000  5.000%, 11/01/11 FGIC Insured                                          Aa3/AA-              1,288,911
  1,600,000  5.000%, 11/01/13 AMBAC Insured                                         Aaa/AAA              1,699,376
  1,080,000  5.000%, 11/01/14 AMBAC Insured                                         Aaa/AAA              1,140,329

             Lakewood, Colorado Sales & Use Tax Revenue
  1,040,000  5.250%, 12/01/09                                                        NR/AAA              1,089,161

             Larimer County, Colorado Sales Tax Revenue Bond
  1,000,000  5.500%, 12/15/12 AMBAC Insured                                         Aaa/AAA              1,084,090

       Longmont, Colorado Sales & Use Tax
  1,875,000  5.500%, 11/15/14 Pre-Refunded                                           NR/AA+              2,027,963

             Park Meadows Business Implementation District, Colorado
             Shared Sales Tax Revenue Bond
  1,500,000  5.300%, 12/01/27                                                        NR/NR*              1,384,485

          Thornton, Colorado Sales Tax
  1,000,000  5.000%, 09/01/14 FSA Insured                                           Aaa/AAA              1,058,370

                                                                                                 ------------------
             Total Sales Tax                                                                            29,408,736
                                                                                                 ------------------

             Transportation (7.0%)
             --------------------------------------------------------------------

             Colorado Department of Transportation-Tax Revenue Anticipation Note
  1,000,000  6.000%, 06/15/13 AMBAC Insured Pre-Refunded                            Aaa/AAA              1,085,000

             Northwest Parkway, Colorado Public Highway Authority Series A
  2,515,000  5.150%, 06/15/14 AMBAC Insured                                         Aaa/AAA              2,724,424

             Regional Transportation District, Colorado COP
  1,190,000  5.000%, 06/01/15 AMBAC Insured                                         Aaa/AAA              1,246,287
  1,510,000  4.850%, 06/01/18 AMBAC Insured Pre-Refunded                            Aaa/AAA              1,631,117

             Regional Transportation District, Colorado COP, Series A
  3,500,000  5.000%, 06/01/25 AMBAC Insured                                         Aaa/AAA              3,508,120

             Regional Transportation District, Colorado Sales Tax Revenue
  2,000,000  5.000%, 11/01/13 FGIC Insured                                          Aa3/AAA              2,109,320
  1,000,000  5.000%, 11/01/16 FGIC Insured Pre-Refunded                             Aa3/AAA              1,077,400


             Walker Field, Colorado Public Airport Authority Airport Revenue
  1,000,000  5.000%, 12/01/22                                                       Baa3/NR                929,110

                                                                                                 ------------------
             Total Transportation                                                                       14,310,778
                                                                                                 ------------------

             Water & Sewer (11.3%)
             --------------------------------------------------------------------

             Boulder, Colorado Water & Sewer Revenue
  1,000,000  5.400%, 12/01/14 Pre-Refunded                                          Aa2/AA+              1,080,350

             Broomfield, Colorado Sewer and Waste Water Revenue
  1,985,000  5.000%, 12/01/15 AMBAC Insured                                          Aaa/NR              2,089,868
  1,000,000  5.000%, 12/01/16 AMBAC Insured                                          Aaa/NR              1,046,870

             Broomfield, Colorado Water Activity Enterprise
  1,500,000  5.300%, 12/01/12 MBIA Insured                                           Aaa/NR              1,614,210
  1,730,000  5.250%, 12/01/13 MBIA Insured                                           Aaa/NR              1,847,052

          Colorado Clean Water Revenue
    830,000  5.375%, 09/01/10 Pre-Refunded                                          Aaa/AAA                842,425
    170,000  5.375%, 09/01/10 Un-Refunded portion                                   Aaa/AAA                172,213

             Colorado Metro Wastewater Reclamation District
  1,270,000  5.250%, 04/01/09                                                        Aa2/AA              1,271,575

             Colorado Water Resource & Power Development Authority
  2,675,000  5.000%, 09/01/16 MBIA Insured                                          Aaa/AAA              2,884,453
  1,855,000  5.000%, 09/01/17 MBIA Insured                                          Aaa/AAA              1,981,622

             Colorado Water Resource & Power Development Authority
             Clean Water Revenue Series A
  1,375,000  5.000%, 09/01/12 Pre-Refunded                                          Aaa/AAA              1,484,354
    260,000  5.000%, 09/01/12 Un-Refunded portion                                   Aaa/AAA                278,567

             Colorado Water Resource & Power Development Authority Clean
             Water Revenue Series B
    820,000  5.500%, 09/01/09 Pre-Refunded                                          Aaa/AAA                832,694
    180,000  5.500%, 09/01/09 Un-Refunded portion                                   Aaa/AAA                182,279

             Colorado Water Resource & Power Development Authority
             Small Water Resource Series A
    600,000  5.550%, 11/01/13 FGIC Insured Un-Refunded portion                        A3/A                 637,512
    400,000  5.550%, 11/01/13 FGIC Insured Pre-Refunded                               A3/A                 431,096

             Denver, Colorado City and County Wastewater Revenue
  1,560,000  5.000%, 11/01/15 FGIC Insured                                           Aa3/AA              1,661,540

       Pueblo, Colorado Board Water Works
  1,000,000  5.500%, 11/01/10 FSA Insured                                           Aaa/AAA              1,078,580

             Ute, Colorado  Water Conservancy District
  1,570,000  5.500%, 06/15/12 MBIA Insured                                          Aaa/AAA              1,664,593

                                                                                                 ------------------
             Total Water & Sewer                                                                        23,081,853
                                                                                                 ------------------

             Miscellaneous Revenue (1.1%)
             --------------------------------------------------------------------

             Denver, Colorado City & County Helen Bonfils Project
  1,205,000  5.875%, 12/01/09                                                        NR/A+               1,207,892

             Westminster, Colorado Golf Course Activity
  1,000,000  5.400%, 12/01/13 Radian Group, Inc. Insured                             NR/AA               1,020,180

                                                                                                 ------------------
             Total Miscellaneous Revenue                                                                 2,228,072
                                                                                                 ------------------

             Total Revenue Bonds                                                                       138,225,640
                                                                                                 ------------------

             Total Investments (cost $195,132,326-note b)                            98.1%             200,965,749
             Other assets less liabilities                                            1.9                3,866,234
                                                                                 --------------- ------------------
                                                                                     100.0%        $   204,831,983
                                                                                 =============== ==================


                                                                    Percent of
             Portfolio Distribution By Quality Rating               Portfolio

             Aaa of Moody's or AAA of S&P                            57.4  %

             Aa of Moody's or AA of S&P                              30.3

              A of Moody's or S&P                                    6.6

             Baa of Moody's or BBB of S&P                            4.1

             Not rated*                                              1.6
                                                                     -------

                                                                    100.0 %
                                                                    ========

             * Any security not rated (NR) by either credit rating service must be determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top four ratings if a credit rating were to be assigned by a rating service.

                            PORTFOLIO ABBREVIATIONS:
                            ------------------------

             ACA   - American Capital Assurance Financial Guaranty Corp.
             AMBAC - American Municipal Bond Assurance Corp.
             COP   - Certificates of Participation
             ETM   - Escrowed to Maturity
             FGIC  - Financial Guaranty Insurance Co.
             FSA   - Financial Security Assurance
             GNMA  - Government National Mortgage Association
             MBIA  - Municipal Bond Investors Assurance
             NR    - Not Rated
             UCAR - University Corporation for Atmospheric Research XLCA - XL Capital Assurance

                 See accompanying notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                            TAX-FREE FUND OF COLORADO

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At March 31, 2008, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $195,104,778 amounted to $5,860,971, which consisted of aggregate gross unrealized appreciation of $7,447,878 and aggregate gross unrealized depreciation of $1,586,907.

(c) Fair Value Measurements
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", effective January 1, 2008. FAS 157 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Fund's investments in their entirety are assigned levels based upon the observability.

The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund's investments, used to value the Fund's net assets as of March 31, 2008:

                                                              Investments in
 Valuation Inputs                                               Securities


 Level 1 - Quoted Prices                                $                  -

 Level 2 - Other Significant Observable Inputs          $        200,965,749

 Level 3 - Significant Unobservable Inputs              $                  -
                                                       ----------------------
 Total                                                  $        200,965,749
                                                       ======================





Item 2. Controls and Procedures.

(a) The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).



                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TAX-FREE FUND OF COLORADO

By:	/s/ Diana P. Herrmann
      -------------------------------
      Diana P. Herrmann
      President and Trustee
      May 30, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By:	/s/ Diana P. Herrmann
      --------------------------------
	Diana P. Herrmann
 	President and Trustee
      	May 30, 2008



By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Chief Financial Officer and Treasurer
	May 30, 2008